Leases and Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases and Commitments
Leases and Commitments

11.    Leases and Commitments

Operating Leases — The Company leases office space in Atlanta, Georgia, which serves as its corporate headquarters, office space in Malta, which serves as its research and development facility, and vehicles in Malta that are considered operating lease arrangements under ASC 842 guidance. In addition, the Company contracts for month-to-month coworking arrangements in other office spaces in North Carolina, Denmark, Poland, Rwanda, and Japan to support its dispersed workforce. As of September 30, 2024, there were no minimum lease commitments related to month-to-month lease arrangements.

Initial lease terms are determined at commencement date, the date the Company takes possession of the property, and the commencement date is used to calculate straight-line expense for operating leases. Certain leases contain renewal options for varying periods, which are at the Company’s sole discretion. For leases where the Company is reasonably certain to exercise a renewal option, such option periods have been included in the determination of the Company’s Operating lease right-of-use assets and Operating lease liabilities. The Company’s leases have remaining terms of 1 to 4 years. As the Company’s leases do not provide an implicit rate, the present value of future lease payments is determined using the Company’s incremental borrowing rate based on information available at the commencement date.

	September 30,
Lease term and discount rate	2024
Weighted average remaining lease term	1.88	years
Weighted average discount rate	5.0%

During the nine months ended September 30, 2024, the Company did terminate one operating lease for office space located in the United States. The lease was terminated upon the conclusion of the agreed upon lease term, therefore, there were no termination fees, Right-of-use assets derecognized, Lease liabilities derecognized, or losses recognized.

Balance sheet information related to leases as of as of September 30, 2024 and December 31, 2023 was as follows:

	September 30,	December 31,
	2024	2023
Operating lease right-of-use assets
Operating lease right-of-use assets	$198,634	$164,740

Operating lease liabilities
Short-term operating lease liabilities	$95,367	$81,236
Long-term operating lease liabilities	70,555	53,771
Total operating lease liabilities	$165,922	$135,007

Future maturities of ASC 842 lease liabilities as of September 30, 2024 are as follows:

		Imputed
	Principal	Interest
Years Ending December 31,	Payments	Payments	Total Payments
2024	$36,976	$1,921	$38,897
2025	88,889	3,696	92,585
2026	22,735	1,170	23,905
2027	8,831	626	9,457
2028	8,491	178	8,669
Total future maturities	$165,922	$7,591	$173,513

Total lease expense, under ASC 842, was included in Selling, general, and administrative expenses in our unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2024 and 2023 as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Operating lease expense – fixed payments	$39,368	$40,060	$117,221	$169,496
Short term lease expense	10,710	10,846	34,929	48,399
Total lease expense	$50,078	$50,906	$152,150	$217,895

Supplemental cash flows information related to leases was as follow:

	For the nine months ended
	September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(111,277)	$(145,483)

During the nine months ended September 30, 2024, the Company did not incur variable lease expense.

Financial Liability Obligation — The Company’s financial liability totaled $0 and $162 thousand as of September 30, 2024 and December 31, 2023, respectively, for an executed agreement with a telecommunications company for acquiring mobile hardware. On March 3, 2023, the Company provided a 30-day termination notice to the telecommunications company which terminates the mobile hardware data service. Under the contract terms with the telecommunications company, upon termination of the data service the Company must pay the remaining financial liability during the final data service billing period. The remaining financial liability was resolved with a settlement and no further payment is due as of September 30, 2024.

Litigation — The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business.

12.    Leases and Commitments

Operating Leases — The Company leases office space in Atlanta, Georgia, which serves as its corporate headquarters, office space in Malta, which serves as its research and development facility, and vehicles in Malta that are considered operating lease arrangements under ASC 842 guidance. In addition. the Company contracts for month-to-month coworking arrangements in other office spaces in North Carolina, Denmark, Poland, and Rwanda to support its dispersed workforce. As of December 31, 2023, there were no minimum lease commitments related to month-to-month lease arrangements.

Initial lease terms are determined at commencement date, the date the Company takes possession of the property, and the commencement date is used to calculate straight-line expense for operating leases. Certain leases contain renewal options for varying periods, which are at the Company’s sole discretion. For leases where the Company is reasonably certain to exercise a renewal option, such option periods have been included in the determination of the Company’s Operating lease right-of-use assets and Operating lease liabilities. The Company’s leases have remaining terms of 1 to 5 years. As the Company’s leases do not provide an implicit rate, the present value of future lease payments is determined using the Company’s incremental borrowing rate based on information available at the commencement date.

Lease term and discount rate	December 31, 2023
Weighted average remaining lease term	2.41	years
Weighted average discount rate	5.0%

During the year ended December 31, 2023, the Company terminated four leases including two offices in Malta and two vehicles in Malta. The terminated leases were operating leases. As a result of the terminations, the Company incurred $11 thousand in lease termination fees and recorded a loss of $669 related to this lease termination for the year ended December 31, 2023.

December 31,
2023
Leases terminated	4
Lease termination fees	$10,932
Operating lease right-of-use assets derecognized upon lease termination	$96,639
Lease liabilities derecognized upon lease termination	$89,922
Loss recognized upon lease termination	$669

On April 28, 2023, the Company extended the Malta office lease agreement, which would have ended on July 28, 2023, for a term of one additional year. The lease extension increased the Operating lease right-of-use asset by $82 thousand and the operating lease liability by $83 thousand. The Company classified the amended lease as an operating lease under ASC 842.

On November 25, 2023, the Company entered into a new motor vehicle lease in Malta, which has term of 60 months. The new lease increased the Operating lease right-of-use asset by $47 thousand and the operating lease liability by $41 thousand. The Company classified the new lease as an operating lease under ASC 842.

Balance sheet information related to leases as of December 31, 2023 and 2022 was as follows:

	As of December 31,
	2023	2022
Operating lease right-of-use assets
Operating lease right-of-use assets	$164,740	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$81,236	$177,795
Long-term operating lease liabilities	53,771	102,407
Total operating lease liabilities	$135,007	$280,202

Future maturities of ASC 842 lease liabilities as of December 31, 2023 are as follows:

		Imputed
	Principal	Interest
	Payments	Payments	Total Payments
2024	$81,236	$3,899	$85,135
2025	27,655	1,802	29,457
2026	8,937	1,047	9,984
2027	8,758	621	9,379
2028	8,421	176	8,597
Total future maturities	$135,007	$7,545	$142,552

Total lease expense, under ASC 842, was included in Selling, general, and administrative expenses in our consolidated statement of operations for the years ended December 31, 2023 and 2022 as follows:

	For the years ended December 31,
	2023	2022
Operating lease expense – fixed payments	$209,577	$276,562
Short term lease expense	59,631	90,159
Total lease expense	$269,208	$366,721

Supplemental cash flows information related to leases was as follow:

	As of December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(179,621)	$(258,892)

During the year ended December 31, 2023, the Company did not incur variable lease expense.

Financial Liability Obligation — As of December 31, 2023, the Company’s financial liability totaled $162 thousand for an executed agreement with a telecommunications company for acquiring mobile hardware. On March 3, 2023, the Company provided a 30-day termination notice to the telecommunications company which terminates the mobile hardware data service. Under the contract terms with the telecommunications company, upon termination of the data service the Company must pay the remaining financial liability during the final data service billing period. The remaining financial liability is expected to be paid within the year ended December 31, 2024.

Litigation — The Company is not currently involved with and does not know of any pending or threatening litigation against the Company or any of its officers or directors in connection with its business.